UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03090
MFS SERIES TRUST VII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets
Equity Research Fund
Class A-EEMPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$135	1.25%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class A shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.31%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	15.31%	(0.71)%
A with initial sales charge (5.75%)	8.68%	(2.02)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMA-ANN

MFS® Emerging Markets
Equity Research Fund
Class C-EEMRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$213	1.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class C shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 14.46%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	14.46%	(1.45)%
C with CDSC (1% for 12 months)×	13.46%	(1.45)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMC-ANN

MFS® Emerging Markets
Equity Research Fund
Class I-EEMIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$108	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class I shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.57%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	15.57%	(0.47)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMI-ANN

MFS® Emerging Markets
Equity Research Fund
Class R1-EEMDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$214	2.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R1 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 14.44%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	14.44%	(1.44)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR1-ANN

MFS® Emerging Markets
Equity Research Fund
Class R2-EEMEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$161	1.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R2 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.06%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	15.06%	(0.95)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR2-ANN

MFS® Emerging Markets
Equity Research Fund
Class R3-EEMFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$135	1.25%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R3 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.31%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	15.31%	(0.70)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR3-ANN

MFS® Emerging Markets
Equity Research Fund
Class R4-EEMGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$108	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R4 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.57%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	15.57%	(0.47)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR4-ANN

MFS® Emerging Markets
Equity Research Fund
Class R6-EEMHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$107	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R6 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.56%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	15.56%	(0.44)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR6-ANN

MFS® Equity Income Fund
Class A-EQNAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$91	0.88%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class A shares of the MFS Equity Income Fund (fund) provided a total return of 7.85%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.85%	14.17%	10.07%
A with initial sales charge (5.75%)	1.64%	12.82%	9.42%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIA-ANN

MFS® Equity Income Fund
Class B-EQNBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$169	1.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class B shares of the MFS Equity Income Fund (fund) provided a total return of 7.04%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.04%	13.31%	9.25%
B with CDSC (declining over six years from 4% to 0%)×	3.04%	13.06%	9.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIB-ANN

MFS® Equity Income Fund
Class C-EQNCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$169	1.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class C shares of the MFS Equity Income Fund (fund) provided a total return of 7.02%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.02%	13.30%	9.24%
C with CDSC (1% for 12 months)×	6.02%	13.30%	9.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIC-ANN

MFS® Equity Income Fund
Class I-EQNIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$66	0.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class I shares of the MFS Equity Income Fund (fund) provided a total return of 8.11%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.11%	14.44%	10.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQII-ANN

MFS® Equity Income Fund
Class R1-EQNRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$169	1.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R1 shares of the MFS Equity Income Fund (fund) provided a total return of 7.03%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.03%	13.30%	9.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR1-ANN

MFS® Equity Income Fund
Class R2-EQNSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$117	1.13%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R2 shares of the MFS Equity Income Fund (fund) provided a total return of 7.57%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.57%	13.86%	9.78%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR2-ANN

MFS® Equity Income Fund
Class R3-EQNTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$91	0.88%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R3 shares of the MFS Equity Income Fund (fund) provided a total return of 7.87%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.87%	14.16%	10.07%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR3-ANN

MFS® Equity Income Fund
Class R4-EQNUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$66	0.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R4 shares of the MFS Equity Income Fund (fund) provided a total return of 8.11%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.11%	14.44%	10.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR4-ANN

MFS® Equity Income Fund
Class R6-EQNVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$57	0.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R6 shares of the MFS Equity Income Fund (fund) provided a total return of 8.16%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.16%	14.52%	10.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR6-ANN

MFS® Intrinsic Value Fund
Class A-UIVVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$94	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class A shares of the MFS Intrinsic Value Fund (fund) provided a total return of 8.04%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	8.04%	8.14%
A with initial sales charge (5.75%)	1.83%	6.31%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVA-ANN

MFS® Intrinsic Value Fund
Class C-UIVCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$171	1.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class C shares of the MFS Intrinsic Value Fund (fund) provided a total return of 7.20%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	7.20%	7.33%
C with CDSC (1% for 12 months)×	6.20%	7.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVC-ANN

MFS® Intrinsic Value Fund
Class I-UIVIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$68	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class I shares of the MFS Intrinsic Value Fund (fund) provided a total return of 8.21%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	8.21%	8.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVI-ANN

MFS® Intrinsic Value Fund
Class R1-UIVMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$171	1.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R1 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 7.20%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	7.20%	7.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR1-ANN

MFS® Intrinsic Value Fund
Class R2-UIVNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$119	1.15%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R2 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 7.73%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	7.73%	7.86%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR2-ANN

MFS® Intrinsic Value Fund
Class R3-UIVPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$94	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R3 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 8.05%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	8.05%	8.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR3-ANN

MFS® Intrinsic Value Fund
Class R4-UIVQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$68	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R4 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	8.30%	8.40%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR4-ANN

MFS® Intrinsic Value Fund
Class R6-UIVRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$65	0.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R6 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 8.32%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	8.32%	8.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to the series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended July 31, 2025 and 2024, audit fees billed to each Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2025	2024
MFS Emerging Markets Equity Research	56,262	51,800
Fund

MFS Equity Income Fund	54,814	49,990
MFS Intrinsic Value Fund	55,238	50,800
Total	166,314	152,590

For the fiscal years ended July 31, 2025 and 2024, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Emerging Markets	0	0	632	660	0	0
Equity Research Fund

To MFS Equity Income Fund	0	0	632	660	0	0
To MFS Intrinsic Value	0	0	632	660	0	0
Fund

Total fees billed by E&Y		0
To above Funds	0		1,896	1,980	0	0

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS Emerging	0	0	0	0	78,600	3,600
Markets Equity Research

Fund*
To MFS and MFS Related
Entities of MFS Equity Income	0	0	0	0	78,600	3,600
Fund*
To MFS and MFS Related
Entities of MFS Intrinsic	0	0	0	0	78,600	3,600
Value Fund*

Fees billed by E&Y:			Aggregate fees for non-audit services:
				2025		2024
To MFS Emerging Markets Equity Research Fund,				413,283		230,200
MFS and MFS Related Entities#
To MFS Equity Income Fund, MFS and MFS Related				413,283		230,200
Entities#

To MFS Intrinsic Value Fund, MFS and MFS Related				413,283		230,200
Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Equity Research Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Research Fund
Portfolio of Investments − 7/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 100.8%
Alcoholic Beverages – 2.0%
China Resources Beer Holdings Co. Ltd.	9,500	$31,527
Kweichow Moutai Co. Ltd., “A”	200	39,571
		$71,098
Automotive – 4.0%
BYD Co. Ltd.	4,500	$66,153
Mahindra & Mahindra Ltd.	2,103	76,436
		$142,589
Biotechnology – 0.7%
Hugel, Inc. (a)	106	$25,605
Brokerage & Asset Managers – 1.1%
B3 S.A. - Brasil Bolsa Balcao	17,400	$39,091
Business Services – 1.4%
Infosys Ltd.	1,333	$22,797
Tata Consultancy Services Ltd.	835	28,764
		$51,561
Chemicals – 1.7%
UPL Ltd.	7,458	$59,546
Computer Software – 0.5%
Kingsoft Corp. Ltd.	3,800	$17,221
Computer Software - Systems – 4.1%
EPAM Systems, Inc. (a)	245	$38,639
Samsung Electronics Co. Ltd.	2,087	106,692
		$145,331
Construction – 3.5%
Anhui Conch Cement Co. Ltd.	13,500	$39,038
Midea Group Co. Ltd., “A”	3,800	36,959
Techtronic Industries Co. Ltd.	4,000	48,051
		$124,048
Consumer Products – 0.5%
Amorepacific Corp.	185	$17,891
Consumer Services – 1.0%
Localiza Rent a Car S.A.	3,688	$22,808
MakeMyTrip Ltd. (a)	147	13,758
		$36,566
EEMFS-ANN
1

MFS Emerging Markets Equity Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 16.8%
ASE Technology Holding Co. Ltd.	5,000	$23,750
Globalwafers Co. Ltd.	2,000	22,816
MediaTek, Inc.	2,000	91,250
Realtek Semiconductor Corp.	2,000	38,230
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	424,910
		$600,956
Energy - Independent – 4.0%
PT United Tractors Tbk	35,500	$51,624
Reliance Industries Ltd.	5,867	92,605
		$144,229
Energy - Integrated – 2.7%
Galp Energia SGPS S.A., “B”	2,773	$52,710
Petroleo Brasileiro S.A., ADR	1,412	17,989
Petroleo Brasileiro S.A., ADR	795	9,238
Petronet LNG Ltd.	5,262	17,312
		$97,249
Engineering - Construction – 0.3%
Doosan Bobcat, Inc.	240	$9,536
Food & Beverages – 2.3%
Arca Continental S.A.B. de C.V.	2,722	$28,370
Gruma S.A.B. de C.V.	1,904	32,906
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	5,500	20,959
		$82,235
Food & Drug Stores – 2.4%
Jeronimo Martins, SGPS S.A.	1,349	$32,873
Raia Drogasil S.A.	9,201	22,134
Walmart de Mexico S.A.B. de C.V.	10,470	30,863
		$85,870
Gaming & Lodging – 0.5%
Sands China Ltd.	7,600	$18,434
Insurance – 3.2%
AIA Group Ltd.	4,600	$43,011
China Pacific Insurance Co. Ltd.	9,000	36,287
Samsung Fire & Marine Insurance Co. Ltd.	117	37,047
		$116,345
Leisure & Toys – 8.6%
NetEase, Inc., ADR	422	$54,987
Tencent Holdings Ltd.	3,600	252,229
		$307,216
Machinery & Tools – 2.1%
Delta Electronics, Inc.	4,000	$75,589
2

MFS Emerging Markets Equity Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 3.5%
Banco Bradesco S.A., ADR	18,097	$50,129
National Bank of Greece S.A.	5,255	73,703
		$123,832
Medical & Health Technology & Services – 0.6%
Hangzhou Tigermed Consulting Co. Ltd.	2,400	$22,619
Metals & Mining – 2.7%
Industries Qatar Q.S.C.	11,238	$41,020
Vale S.A., ADR	5,667	54,006
		$95,026
Natural Gas - Distribution – 1.2%
China Resources Gas Group Ltd.	16,500	$41,660
Oil Services – 0.7%
ADNOC Drilling Co. PJSC	14,821	$23,565
Other Banks & Diversified Financials – 18.8%
Bank of Cyprus Holdings PLC	5,359	$40,363
China Construction Bank Corp.	100,000	102,548
China Merchants Bank Co. Ltd.	9,000	58,471
Credicorp Ltd.	227	53,799
Emirates NBD Bank PJSC	10,013	72,922
HDFC Bank Ltd.	5,323	122,252
Kasikornbank PLC	7,800	38,666
KB Financial Group, Inc.	717	57,022
Kotak Mahindra Bank Ltd.	2,027	45,564
PT Bank Negara Indonesia (Persero) Tbk	139,800	33,717
Saudi Awwal Bank	5,253	45,373
Sberbank of Russia PJSC (a)(u)	11,152	0
		$670,697
Pharmaceuticals – 0.6%
Sun Pharmaceutical Industries Ltd.	1,175	$22,848
Precious Metals & Minerals – 0.7%
Gold Fields Ltd., ADR	1,025	$24,969
Specialty Stores – 2.9%
Alibaba Group Holding Ltd., ADR	466	$56,214
PDD Holdings, Inc., ADR (a)	434	49,237
		$105,451
Telecom Services – 4.7%
Advanced Info Service Public Co. Ltd.	6,500	$57,879
Hellenic Telecommunications Organization S.A.	4,029	73,107
PT Telekom Indonesia	210,200	36,452
		$167,438
3

MFS Emerging Markets Equity Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.0%
ITC Ltd.	7,983	$37,472
Total Common Stocks (Identified Cost, $3,054,951)		$3,603,783
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $49,380)	49,380	$49,380
Other Assets, Less Liabilities – (2.2)%		(77,170)
Net Assets – 100.0%		$3,575,993

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $49,380 and
$3,603,783, respectively.

(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Emerging Markets Equity Research Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $3,054,951)	$3,603,783
Investments in affiliated issuers, at value (identified cost, $49,380)	49,380
Cash	185
Foreign currency, at value (identified cost, $926)	922
Receivables for
Dividends	5,918
Receivable from investment adviser	25,487
Other assets	31
Total assets	$3,685,706
Liabilities
Payable to affiliates
Administrative services fee	$94
Shareholder servicing costs	230
Distribution and service fees	15
Payable for independent Trustees' compensation	500
Deferred foreign capital gains tax expense payable	16,880
Payable for audit and tax fees	76,868
Accrued expenses and other liabilities	15,126
Total liabilities	$109,713
Net assets	$3,575,993
Net assets consist of
Paid-in capital	$3,681,838
Total distributable earnings (loss)	(105,845)
Net assets	$3,575,993
Shares of beneficial interest outstanding	389,634

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$220,607	24,077	$9.16
Class C	103,134	11,398	9.05
Class I	118,597	12,921	9.18
Class R1	65,031	7,194	9.04
Class R2	66,356	7,267	9.13
Class R3	67,030	7,320	9.16
Class R4	67,708	7,372	9.18
Class R6	2,867,530	312,085	9.19

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.72 [100 / 94.25 x $9.16]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Emerging Markets Equity Research Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$106,105
Dividends from affiliated issuers	2,071
Other	410
Foreign taxes withheld	(11,343)
Total investment income	$97,243
Expenses
Management fee	$30,444
Distribution and service fees	2,217
Shareholder servicing costs	1,321
Administrative services fee	17,500
Independent Trustees' compensation	2,987
Custodian fee	27,255
Shareholder communications	6,368
Audit and tax fees	90,258
Legal fees	17
Registration fees	106,285
Miscellaneous	32,691
Total expenses	$317,343
Fees paid indirectly	(8)
Reduction of expenses by investment adviser	(283,328)
Net expenses	$34,007
Net investment income (loss)	$63,236
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $1,720 foreign capital gains tax)	$(96,926)
Affiliated issuers	(2)
Foreign currency	(979)
Net realized gain (loss)	$(97,907)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $5,671 increase in deferred foreign capital gains tax)	$514,057
Affiliated issuers	(5)
Translation of assets and liabilities in foreign currencies	(22)
Net unrealized gain (loss)	$514,030
Net realized and unrealized gain (loss)	$416,123
Change in net assets from operations	$479,359
See Notes to Financial Statements
6

MFS Emerging Markets Equity Research Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/25	7/31/24
Change in net assets
From operations
Net investment income (loss)	$63,236	$57,871
Net realized gain (loss)	(97,907)	(198,299)
Net unrealized gain (loss)	514,030	254,202
Change in net assets from operations	$479,359	$113,774
Total distributions to shareholders	$(43,350)	$(78,500)
Change in net assets from fund share transactions	$39,870	$226,622
Total change in net assets	$475,879	$261,896
Net assets
At beginning of period	3,100,114	2,838,218
At end of period	$3,575,993	$3,100,114
See Notes to Financial Statements
7

MFS Emerging Markets Equity Research Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.05	$8.00	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.15	$0.18	$0.08	$0.04
Net realized and unrealized gain (loss)	1.07	0.11	0.57	(1.93)	(0.82)
Total from investment operations	$1.22	$0.26	$0.75	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.07)	$(0.02)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.11)	$(0.21)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$9.16	$8.05	$8.00	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	15.31	3.44	10.29	(20.10)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.08	11.99	11.53	9.91	9.75 (a)
Expenses after expense reductions (f)	1.25	1.25	1.25	1.25	1.25 (a)
Net investment income (loss)	1.80	1.93	2.48	0.95	0.97 (a)
Portfolio turnover rate	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$221	$184	$158	$135	$166

Class C	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.98	$7.92	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.08	$0.12	$0.02	$0.01
Net realized and unrealized gain (loss)	1.02	0.12	0.56	(1.92)	(0.82)
Total from investment operations	$1.14	$0.20	$0.68	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.14)	$(0.02)	$—	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.07)	$(0.14)	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$9.05	$7.98	$7.92	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	14.46	2.71	9.41	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.55	12.92	12.22	10.69	10.51 (a)
Expenses after expense reductions (f)	1.99	2.00	2.00	2.00	2.00 (a)
Net investment income (loss)	1.41	1.12	1.72	0.22	0.20 (a)
Portfolio turnover rate	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$103	$53	$52	$43	$47

See Notes to Financial Statements
8

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class I	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.06	$8.00	$7.32	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.17	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	1.07	0.11	0.56	(1.94)	(0.82)
Total from investment operations	$1.24	$0.28	$0.76	$(1.84)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.12)	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$9.18	$8.06	$8.00	$7.32	$9.23
Total return (%) (r)(s)(t)(x)	15.57	3.82	10.58	(20.02)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.87	11.59	11.11	9.83	9.51 (a)
Expenses after expense reductions (f)	1.00	1.00	1.00	1.00	1.00 (a)
Net investment income (loss)	2.01	2.21	2.71	1.22	1.20 (a)
Portfolio turnover rate	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$119	$128	$101	$48	$47

Class R1	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.97	$7.92	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.08	$0.12	$0.02	$0.01
Net realized and unrealized gain (loss)	1.06	0.12	0.56	(1.92)	(0.82)
Total from investment operations	$1.14	$0.20	$0.68	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$(0.02)	$—	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.07)	$(0.15)	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$9.04	$7.97	$7.92	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	14.44	2.73	9.43	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.84	12.89	12.32	10.66	10.51 (a)
Expenses after expense reductions (f)	2.00	2.00	2.00	2.00	2.00 (a)
Net investment income (loss)	1.01	1.13	1.70	0.19	0.21 (a)
Portfolio turnover rate	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$65	$60	$55	$36	$46

See Notes to Financial Statements
9

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R2	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.03	$7.98	$7.31	$9.21	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.12	$0.16	$0.06	$0.03
Net realized and unrealized gain (loss)	1.06	0.12	0.56	(1.93)	(0.82)
Total from investment operations	$1.19	$0.24	$0.72	$(1.87)	$(0.79)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.05)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.09)	$(0.19)	$(0.05)	$(0.03)	$—
Net asset value, end of period (x)	$9.13	$8.03	$7.98	$7.31	$9.21
Total return (%) (r)(s)(t)(x)	15.06	3.19	9.98	(20.31)	(7.90)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.34	12.38	11.82	10.16	10.01 (a)
Expenses after expense reductions (f)	1.50	1.50	1.50	1.50	1.50 (a)
Net investment income (loss)	1.53	1.63	2.20	0.69	0.70 (a)
Portfolio turnover rate	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$66	$58	$56	$37	$46

Class R3	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.05	$7.99	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.14	$0.18	$0.08	$0.04
Net realized and unrealized gain (loss)	1.07	0.13	0.56	(1.93)	(0.82)
Total from investment operations	$1.22	$0.27	$0.74	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.07)	$(0.02)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.11)	$(0.21)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$9.16	$8.05	$7.99	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	15.31	3.57	10.20	(20.11)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.09	12.13	11.57	9.91	9.76 (a)
Expenses after expense reductions (f)	1.25	1.25	1.25	1.25	1.25 (a)
Net investment income (loss)	1.78	1.88	2.45	0.94	0.95 (a)
Portfolio turnover rate	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$67	$58	$56	$37	$46

See Notes to Financial Statements
10

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R4	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.06	$8.01	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.16	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	1.07	0.11	0.56	(1.93)	(0.82)
Total from investment operations	$1.24	$0.27	$0.76	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.12)	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$9.18	$8.06	$8.01	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	15.57	3.69	10.57	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.84	11.88	11.32	9.66	9.51 (a)
Expenses after expense reductions (f)	1.00	1.00	1.00	1.00	1.00 (a)
Net investment income (loss)	2.03	2.13	2.71	1.19	1.19 (a)
Portfolio turnover rate	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$68	$59	$56	$37	$46

Class R6	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.07	$8.01	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.16	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	1.07	0.12	0.56	(1.93)	(0.82)
Total from investment operations	$1.24	$0.28	$0.76	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.12)	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$9.19	$8.07	$8.01	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	15.56	3.83	10.58	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.83	11.87	11.32	9.57	9.50 (a)
Expenses after expense reductions (f)	0.99	0.99	0.99	0.99	0.99 (a)
Net investment income (loss)	2.03	2.15	2.73	1.19	1.20 (a)
Portfolio turnover rate	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$2,868	$2,501	$2,303	$2,083	$1,615

See Notes to Financial Statements
11

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 23, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements
(1) Business and Organization
MFS Emerging Markets Equity Research Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
13

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$777,783	$147,897	$—	$925,680
Taiwan	—	676,545	—	676,545
India	31,070	508,284	—	539,354
South Korea	—	253,793	—	253,793
Brazil	215,395	—	—	215,395
Greece	146,810	—	—	146,810
Indonesia	—	121,793	—	121,793
Hong Kong	109,496	—	—	109,496
Thailand	—	96,545	—	96,545
Other Countries	432,789	85,583	0	518,372
Investment Companies	49,380	—	—	49,380
Total	$1,762,723	$1,890,440	$0	$3,653,163
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 7/31/24	$0
Realized gain (loss)	(59,893)
Change in unrealized appreciation or depreciation	77,135
Sales	(17,242)
Balance as of 7/31/25	$0
14

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2025 is $0. At July 31, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended July 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 7/31/25	Year ended 7/31/24
Ordinary income (including any short-term capital gains)	$43,350	$78,500
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
As of 7/31/25
Cost of investments	$3,220,149
Gross appreciation	663,867
Gross depreciation	(230,853)
Net unrealized appreciation (depreciation)	$433,014
Undistributed ordinary income	62,052
Capital loss carryforwards	(582,796)
Other temporary differences	(18,115)
Total distributable earnings (loss)	$(105,845)
As of July 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(89,252)
Long-Term	(493,544)
Total	$(582,796)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 7/31/25	Year ended 7/31/24
Class A	$2,428	$4,104
Class C	483	939
Class I	1,505	2,800
Class R1	499	1,109
Class R2	677	1,307
Class R3	760	1,443
Class R4	846	1,579
Class R6	36,152	65,219
Total	$43,350	$78,500
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.95%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion and up to $5 billion	0.85%
In excess of $5 billion	0.825%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2026. For the year ended July 31, 2025, this management fee reduction amounted to $440, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2025 was equivalent to an annual effective rate of 0.94% of the fund's average daily net assets.
16

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.99%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2026. For the year ended July 31, 2025, this reduction amounted to $282,888, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $46 for the year ended July 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$483
Class C	0.75%	0.25%	1.00%	1.00%	691
Class R1	0.75%	0.25%	1.00%	1.00%	593
Class R2	0.25%	0.25%	0.50%	0.50%	299
Class R3	—	0.25%	0.25%	0.25%	151
Total Distribution and Service Fees					$2,217
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended July 31, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2025, were as follows:
Amount
Class A	$—
Class C	6
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2025, the fee was $736, which equated to 0.0230% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $585.
17

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2025 was equivalent to an annual effective rate of 0.5459% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At July 31, 2025, MFS held approximately 66%, 55%, and 96% of the outstanding shares of Class A, Class C, and Class R6, respectively, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended July 31, 2025, this reimbursement amounted to $404, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended July 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $1,178,661 and $1,086,466, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 7/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,010	$8,530	2,530	$18,765
Class C	4,790	39,094	198	1,486
Class I	20	164	3,148	22,932
Class R1	12	105	382	2,808
Class R6	1,388	11,456	16,766	129,083
	7,220	$59,349	23,024	$175,074
Shares issued to shareholders in reinvestment of distributions
Class A	308	$2,428	558	$4,104
Class C	62	483	128	939
Class I	190	1,505	382	2,800
Class R1	64	499	152	1,109
Class R2	86	677	178	1,307
Class R3	96	760	197	1,443
Class R4	107	846	215	1,579
Class R6	4,576	36,152	8,873	65,219
	5,489	$43,350	10,683	$78,500
18

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
	Year ended 7/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(33)	$(257)	(95)	$(695)
Class C	(81)	(651)	(244)	(1,790)
Class I	(3,190)	(25,488)	(282)	(2,115)
Class R1	(395)	(3,423)	(6)	(43)
Class R6	(4,024)	(33,010)	(2,997)	(22,309)
	(7,723)	$(62,829)	(3,624)	$(26,952)
Net change
Class A	1,285	$10,701	2,993	$22,174
Class C	4,771	38,926	82	635
Class I	(2,980)	(23,819)	3,248	23,617
Class R1	(319)	(2,819)	528	3,874
Class R2	86	677	178	1,307
Class R3	96	760	197	1,443
Class R4	107	846	215	1,579
Class R6	1,940	14,598	22,642	171,993
	4,986	$39,870	30,083	$226,622
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2025, the fund’s commitment fee and interest expense were $15 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended July 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$66,958	$783,514	$801,085	$(2)	$(5)	$49,380

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,071	$—
19

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
20

MFS Emerging Markets Equity Research Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Emerging Markets Equity Research Fund and the Board of Trustees of MFS Series Trust VII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Research Fund (the “Fund”) (one of the funds constituting MFS Series Trust VII (the “Trust”)), including the portfolio of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from February 23, 2021 (commencement of operations) through July 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VII) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from February 23, 2021 (commencement of operations) through July 31, 2021, in conformity with U.S generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 15, 2025
21

MFS Emerging Markets Equity Research Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
Income derived from foreign sources was $106,079. The fund intends to pass through foreign tax credits of $12,951 for the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Research Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Research Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Research Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Emerging Markets Equity Research Fund
Board Review of Investment Advisory Agreement
MFS Emerging Markets Equity Research Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients,  (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I Shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period ended December 31, 2024 relative to the Broadridge performance universe. The Fund commenced operations on February 23, 2021; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
24

MFS Emerging Markets Equity Research Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
25

MFS Emerging Markets Equity Research Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
26

MFS Equity Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Equity Income Fund
Portfolio of Investments − 7/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.2%
Aerospace & Defense – 1.5%
General Electric Co.	22,346	$6,057,554
Leidos Holdings, Inc.	24,693	3,942,237
		$9,999,791
Alcoholic Beverages – 0.7%
Ambev S.A., ADR	1,971,310	$4,297,456
Apparel Manufacturers – 0.3%
VF Corp.	154,320	$1,808,630
Biotechnology – 0.9%
Gilead Sciences, Inc.	50,466	$5,666,827
Broadcasting – 0.9%
Omnicom Group, Inc.	78,508	$5,656,501
Brokerage & Asset Managers – 2.2%
Citigroup, Inc.	154,501	$14,476,744
Chemicals – 0.4%
Eastman Chemical Co.	37,678	$2,735,800
Computer Software – 2.5%
Microsoft Corp.	25,640	$13,678,940
Salesforce, Inc.	10,578	2,732,615
		$16,411,555
Construction – 3.3%
Compagnie de Saint-Gobain S.A.	46,181	$5,267,451
Masco Corp.	149,063	10,155,662
Stanley Black & Decker, Inc.	94,502	6,393,061
		$21,816,174
Consumer Products – 2.3%
Colgate-Palmolive Co.	52,956	$4,440,361
Kimberly-Clark Corp.	71,808	8,948,713
Newell Brands, Inc.	300,973	1,688,458
		$15,077,532
Electrical Equipment – 0.7%
Johnson Controls International PLC	41,030	$4,308,150
Electronics – 3.7%
Applied Materials, Inc.	15,229	$2,742,134
Broadcom, Inc.	16,800	4,934,160
Lam Research Corp.	58,602	5,557,813
EQIFS-ANN

MFS Equity Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	44,895	$10,847,530
		$24,081,637
Energy - Independent – 2.5%
ConocoPhillips	36,553	$3,484,963
EOG Resources, Inc.	37,523	4,503,511
Phillips 66	67,090	8,290,982
		$16,279,456
Energy - Integrated – 2.9%
Eni S.p.A.	326,447	$5,537,219
Exxon Mobil Corp.	25,512	2,848,160
National Gas Fuel Co.	54,879	4,762,948
Petroleo Brasileiro S.A., ADR	165,730	2,111,400
TotalEnergies SE	57,555	3,416,764
		$18,676,491
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	22,730	$3,224,705
Food & Beverages – 1.8%
General Mills, Inc.	72,710	$3,561,336
Mondelez International, Inc.	71,120	4,600,753
PepsiCo, Inc.	26,174	3,609,918
		$11,772,007
Forest & Paper Products – 0.6%
International Paper Co.	86,880	$4,060,771
Health Maintenance Organizations – 2.4%
Cigna Group	41,588	$11,119,800
Humana, Inc.	18,820	4,702,553
		$15,822,353
Insurance – 8.8%
Ameriprise Financial, Inc.	22,572	$11,696,585
Corebridge Financial, Inc.	310,281	11,033,592
Equitable Holdings, Inc.	241,700	12,411,295
Hartford Insurance Group, Inc.	24,462	3,042,828
Lincoln National Corp.	118,400	4,512,224
Manulife Financial Corp.	157,782	4,881,722
Voya Financial, Inc.	89,580	6,270,600
Zurich Insurance Group AG	4,970	3,381,227
		$57,230,073
Interactive Media Services – 1.3%
Alphabet, Inc., “A”	42,662	$8,186,838
Machinery & Tools – 5.5%
AGCO Corp.	28,174	$3,323,687
Eaton Corp. PLC	20,248	7,789,810
Finning International, Inc.	318,421	13,875,765

MFS Equity Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Trane Technologies PLC	25,386	$11,121,099
		$36,110,361
Major Banks – 7.8%
Bank of America Corp.	259,356	$12,259,758
JPMorgan Chase & Co.	54,693	16,202,255
PNC Financial Services Group, Inc.	21,560	4,102,221
Wells Fargo & Co.	226,997	18,302,768
		$50,867,002
Medical & Health Technology & Services – 1.4%
McKesson Corp.	13,143	$9,115,196
Medical Equipment – 1.6%
Medtronic PLC	112,401	$10,143,066
Metals & Mining – 1.4%
Glencore PLC	293,264	$1,176,650
Rio Tinto PLC	134,471	7,997,725
		$9,174,375
Natural Gas - Distribution – 0.5%
UGI Corp.	92,550	$3,348,459
Natural Gas - Pipeline – 1.0%
Enbridge, Inc.	148,845	$6,740,779
Network & Telecom – 1.3%
Qualcomm, Inc.	55,872	$8,199,775
Oil Services – 1.6%
TechnipFMC PLC	283,736	$10,319,478
Other Banks & Diversified Financials – 8.7%
American Express Co.	39,542	$11,835,316
Mastercard, Inc., “A”	7,710	4,367,484
Northern Trust Corp.	94,798	12,323,740
Popular, Inc.	119,337	13,673,633
Synchrony Financial	205,560	14,321,365
		$56,521,538
Pharmaceuticals – 7.2%
AbbVie, Inc.	77,706	$14,687,988
Johnson & Johnson	51,701	8,517,223
Organon & Co.	348,114	3,376,706
Pfizer, Inc.	507,785	11,826,312
Roche Holding AG	16,765	5,260,417
Sanofi	38,785	3,524,379
		$47,193,025
Printing & Publishing – 0.8%
Transcontinental, Inc., “A”	368,810	$5,129,163

MFS Equity Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.0%
CSX Corp.	125,760	$4,469,510
Union Pacific Corp.	10,816	2,400,828
		$6,870,338
Real Estate – 2.2%
Essential Properties Realty Trust, REIT	175,136	$5,339,897
W.P. Carey, Inc., REIT	143,521	9,208,307
		$14,548,204
Real Estate - Office – 2.1%
Cousins Properties, Inc., REIT	266,220	$7,214,562
Highwoods Properties, Inc., REIT	218,726	6,345,241
		$13,559,803
Restaurants – 0.8%
Aramark	124,069	$5,280,377
Specialty Stores – 5.5%
Amazon.com, Inc. (a)	51,421	$12,038,170
Home Depot, Inc.	29,609	10,881,604
Tapestry, Inc.	55,890	6,037,797
Target Corp.	40,321	4,052,260
TJX Cos., Inc.	25,320	3,153,100
		$36,162,931
Telecom Services – 0.5%
T-Mobile USA, Inc.	12,660	$3,018,271
Tobacco – 2.1%
Altria Group, Inc.	83,190	$5,152,789
British American Tobacco PLC	84,365	4,516,076
Philip Morris International, Inc.	25,877	4,245,122
		$13,913,987
Utilities - Electric Power – 3.0%
Duke Energy Corp.	35,223	$4,284,526
Edison International	58,753	3,062,206
Entergy Corp.	35,230	3,185,849
NextEra Energy, Inc.	54,416	3,866,801
NRG Energy, Inc.	31,698	5,299,906
		$19,699,288
Total Common Stocks (Identified Cost, $506,760,454)		$627,504,907
Convertible Preferred Stocks – 2.7%
Aerospace & Defense – 0.7%
Boeing Co., 6%	59,884	$4,233,799

MFS Equity Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities - Electric Power – 2.0%
NextEra Energy, Inc., 7.234%	181,893	$8,046,946
PG&E Corp., 6%	137,957	5,243,746
		$13,290,692
Total Convertible Preferred Stocks (Identified Cost, $17,664,396)		$17,524,491
Preferred Stocks – 0.3%
Metals & Mining – 0.3%
Gerdau S.A. (Identified Cost, $2,159,042)	586,716	$1,764,480
Convertible Bonds – 0.2%
Utilities - Electric Power – 0.2%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $1,678,000)	$1,678,000	$1,671,288
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $2,641,415)	2,641,415	$2,641,415
Other Assets, Less Liabilities – 0.2%		1,250,876
Net Assets – 100.0%		$652,357,457

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,641,415 and
$648,465,166, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $528,261,892)	$648,465,166
Investments in affiliated issuers, at value (identified cost, $2,641,415)	2,641,415
Foreign currency, at value (identified cost, $114,262)	111,750
Receivables for
Fund shares sold	419,298
Interest and dividends	1,198,878
Other assets	600
Total assets	$652,837,107
Liabilities
Payables for
Fund shares reacquired	$202,177
Payable to affiliates
Investment adviser	14,858
Administrative services fee	519
Shareholder servicing costs	133,247
Distribution and service fees	6,337
Payable for independent Trustees' compensation	2,514
Payable for audit and tax fees	66,179
Accrued expenses and other liabilities	53,819
Total liabilities	$479,650
Net assets	$652,357,457
Net assets consist of
Paid-in capital	$484,673,085
Total distributable earnings (loss)	167,684,372
Net assets	$652,357,457
Shares of beneficial interest outstanding	28,852,220

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$385,946,192	17,095,135	$22.58
Class B	1,728,064	76,372	22.63
Class C	14,073,028	622,622	22.60
Class I	162,086,102	7,173,588	22.59
Class R1	953,564	42,092	22.65
Class R2	623,313	27,529	22.64
Class R3	2,412,992	106,636	22.63
Class R4	3,075,907	136,105	22.60
Class R6	81,458,295	3,572,141	22.80

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.96 [100 / 94.25 x $22.58]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$17,101,130
Dividends from affiliated issuers	347,168
Interest	71,416
Other	16,135
Income on securities loaned	10,456
Foreign taxes withheld	(381,377)
Total investment income	$17,164,928
Expenses
Management fee	$3,029,756
Distribution and service fees	1,090,043
Shareholder servicing costs	490,797
Administrative services fee	92,823
Independent Trustees' compensation	13,942
Custodian fee	53,014
Shareholder communications	47,668
Audit and tax fees	69,590
Legal fees	3,440
Miscellaneous	221,506
Total expenses	$5,112,579
Reduction of expenses by investment adviser and distributor	(260,066)
Net expenses	$4,852,513
Net investment income (loss)	$12,312,415
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$55,230,938
Affiliated issuers	(1,945)
Foreign currency	8,543
Net realized gain (loss)	$55,237,536
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(19,132,436)
Affiliated issuers	(476)
Translation of assets and liabilities in foreign currencies	11,199
Net unrealized gain (loss)	$(19,121,713)
Net realized and unrealized gain (loss)	$36,115,823
Change in net assets from operations	$48,428,238
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/25	7/31/24
Change in net assets
From operations
Net investment income (loss)	$12,312,415	$9,178,989
Net realized gain (loss)	55,237,536	18,915,986
Net unrealized gain (loss)	(19,121,713)	57,437,493
Change in net assets from operations	$48,428,238	$85,532,468
Total distributions to shareholders	$(35,796,716)	$(18,808,155)
Change in net assets from fund share transactions	$62,450,421	$92,434,451
Total change in net assets	$75,081,943	$159,158,764
Net assets
At beginning of period	577,275,514	418,116,750
At end of period	$652,357,457	$577,275,514
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.21	$19.54	$18.56	$20.45	$15.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.38	$0.39	$0.34	$0.33
Net realized and unrealized gain (loss)	1.25	3.08	1.67	(0.60)	5.42
Total from investment operations	$1.67	$3.46	$2.06	$(0.26)	$5.75
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.36)	$(0.33)	$(0.31)	$(0.30)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(1.30)	$(0.79)	$(1.08)	$(1.63)	$(0.59)
Net asset value, end of period (x)	$22.58	$22.21	$19.54	$18.56	$20.45
Total return (%) (r)(s)(t)(x)	7.85	18.28	11.69	(1.60)	38.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92	0.95	0.96	0.97	0.99
Expenses after expense reductions	0.88	0.87	0.88	0.88	0.88
Net investment income (loss)	1.95	1.89	2.13	1.72	1.81
Portfolio turnover rate	40	45	42	42	43
Net assets at end of period (000 omitted)	$385,946	$356,473	$283,793	$233,755	$200,391

Class B	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.24	$19.56	$18.57	$20.45	$15.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.25	$0.19	$0.19
Net realized and unrealized gain (loss)	1.25	3.08	1.67	(0.59)	5.42
Total from investment operations	$1.51	$3.31	$1.92	$(0.40)	$5.61
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.20)	$(0.18)	$(0.16)	$(0.16)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(1.12)	$(0.63)	$(0.93)	$(1.48)	$(0.45)
Net asset value, end of period (x)	$22.63	$22.24	$19.56	$18.57	$20.45
Total return (%) (r)(s)(t)(x)	7.04	17.37	10.87	(2.32)	37.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67	1.69	1.71	1.72	1.74
Expenses after expense reductions	1.63	1.62	1.63	1.63	1.63
Net investment income (loss)	1.20	1.16	1.38	0.97	1.07
Portfolio turnover rate	40	45	42	42	43
Net assets at end of period (000 omitted)	$1,728	$2,640	$3,326	$3,307	$3,911

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class C	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.23	$19.56	$18.56	$20.45	$15.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.25	$0.19	$0.19
Net realized and unrealized gain (loss)	1.24	3.08	1.68	(0.60)	5.42
Total from investment operations	$1.50	$3.31	$1.93	$(0.41)	$5.61
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.21)	$(0.18)	$(0.16)	$(0.16)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(1.13)	$(0.64)	$(0.93)	$(1.48)	$(0.45)
Net asset value, end of period (x)	$22.60	$22.23	$19.56	$18.56	$20.45
Total return (%) (r)(s)(t)(x)	7.02	17.36	10.92	(2.37)	37.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67	1.70	1.71	1.71	1.74
Expenses after expense reductions	1.63	1.62	1.63	1.63	1.63
Net investment income (loss)	1.20	1.14	1.39	0.97	1.07
Portfolio turnover rate	40	45	42	42	43
Net assets at end of period (000 omitted)	$14,073	$14,766	$14,066	$14,440	$16,922

Class I	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.22	$19.56	$18.57	$20.46	$15.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.48	$0.42	$0.44	$0.39	$0.37
Net realized and unrealized gain (loss)	1.25	3.08	1.67	(0.60)	5.43
Total from investment operations	$1.73	$3.50	$2.11	$(0.21)	$5.80
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.41)	$(0.37)	$(0.36)	$(0.35)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(1.36)	$(0.84)	$(1.12)	$(1.68)	$(0.64)
Net asset value, end of period (x)	$22.59	$22.22	$19.56	$18.57	$20.46
Total return (%) (r)(s)(t)(x)	8.11	18.50	12.02	(1.36)	38.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67	0.70	0.71	0.72	0.73
Expenses after expense reductions	0.63	0.62	0.63	0.63	0.63
Net investment income (loss)	2.20	2.10	2.40	1.97	2.05
Portfolio turnover rate	40	45	42	42	43
Net assets at end of period (000 omitted)	$162,086	$121,635	$59,721	$52,365	$40,722

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R1	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.27	$19.60	$18.62	$20.54	$15.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.25	$0.18	$0.19
Net realized and unrealized gain (loss)	1.25	3.08	1.68	(0.58)	5.45
Total from investment operations	$1.51	$3.31	$1.93	$(0.40)	$5.64
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.21)	$(0.20)	$(0.20)	$(0.17)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(1.13)	$(0.64)	$(0.95)	$(1.52)	$(0.46)
Net asset value, end of period (x)	$22.65	$22.27	$19.60	$18.62	$20.54
Total return (%) (r)(s)(t)(x)	7.03	17.35	10.85	(2.32)	37.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67	1.70	1.71	1.73	1.73
Expenses after expense reductions	1.63	1.62	1.63	1.63	1.63
Net investment income (loss)	1.21	1.14	1.37	0.93	1.06
Portfolio turnover rate	40	45	42	42	43
Net assets at end of period (000 omitted)	$954	$1,250	$1,023	$740	$177

Class R2	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.27	$19.62	$18.62	$20.51	$15.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.32	$0.35	$0.29	$0.28
Net realized and unrealized gain (loss)	1.25	3.09	1.68	(0.60)	5.43
Total from investment operations	$1.62	$3.41	$2.03	$(0.31)	$5.71
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.33)	$(0.28)	$(0.26)	$(0.25)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(1.25)	$(0.76)	$(1.03)	$(1.58)	$(0.54)
Net asset value, end of period (x)	$22.64	$22.27	$19.62	$18.62	$20.51
Total return (%) (r)(s)(t)(x)	7.57	17.90	11.49	(1.89)	37.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17	1.20	1.21	1.21	1.24
Expenses after expense reductions	1.13	1.12	1.13	1.13	1.13
Net investment income (loss)	1.70	1.58	1.89	1.45	1.57
Portfolio turnover rate	40	45	42	42	43
Net assets at end of period (000 omitted)	$623	$485	$189	$128	$242

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R3	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.25	$19.58	$18.59	$20.48	$15.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.38	$0.38	$0.33	$0.33
Net realized and unrealized gain (loss)	1.26	3.08	1.68	(0.59)	5.43
Total from investment operations	$1.68	$3.46	$2.06	$(0.26)	$5.76
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.36)	$(0.32)	$(0.31)	$(0.31)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(1.30)	$(0.79)	$(1.07)	$(1.63)	$(0.60)
Net asset value, end of period (x)	$22.63	$22.25	$19.58	$18.59	$20.48
Total return (%) (r)(s)(t)(x)	7.87	18.23	11.72	(1.61)	38.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92	0.95	0.96	0.97	0.97
Expenses after expense reductions	0.88	0.87	0.88	0.88	0.87
Net investment income (loss)	1.95	1.89	2.05	1.73	1.74
Portfolio turnover rate	40	45	42	42	43
Net assets at end of period (000 omitted)	$2,413	$2,662	$2,435	$1,918	$806

Class R4	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.23	$19.56	$18.57	$20.47	$15.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.48	$0.43	$0.43	$0.30	$0.39
Net realized and unrealized gain (loss)	1.25	3.08	1.68	(0.52)	5.41
Total from investment operations	$1.73	$3.51	$2.11	$(0.22)	$5.80
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.41)	$(0.37)	$(0.36)	$(0.35)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(1.36)	$(0.84)	$(1.12)	$(1.68)	$(0.64)
Net asset value, end of period (x)	$22.60	$22.23	$19.56	$18.57	$20.47
Total return (%) (r)(s)(t)(x)	8.11	18.55	12.02	(1.40)	38.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67	0.70	0.71	0.73	0.72
Expenses after expense reductions	0.63	0.62	0.63	0.64	0.63
Net investment income (loss)	2.19	2.14	2.37	1.61	2.09
Portfolio turnover rate	40	45	42	42	43
Net assets at end of period (000 omitted)	$3,076	$3,032	$2,510	$2,187	$424

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R6	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.42	$19.72	$18.72	$20.61	$15.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.50	$0.45	$0.45	$0.41	$0.39
Net realized and unrealized gain (loss)	1.25	3.11	1.68	(0.60)	5.46
Total from investment operations	$1.75	$3.56	$2.13	$(0.19)	$5.85
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.43)	$(0.38)	$(0.38)	$(0.36)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(1.37)	$(0.86)	$(1.13)	$(1.70)	$(0.65)
Net asset value, end of period (x)	$22.80	$22.42	$19.72	$18.72	$20.61
Total return (%) (r)(s)(t)(x)	8.16	18.63	12.07	(1.28)	38.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60	0.63	0.63	0.64	0.65
Expenses after expense reductions	0.55	0.55	0.55	0.55	0.55
Net investment income (loss)	2.28	2.20	2.46	2.05	2.14
Portfolio turnover rate	40	45	42	42	43
Net assets at end of period (000 omitted)	$81,458	$74,333	$51,053	$39,184	$33,049

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Equity Income Fund
Notes to Financial Statements
(1) Business and Organization
MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Equity Income Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$557,067,675	$—	$—	$557,067,675
Canada	30,627,429	—	—	30,627,429
United Kingdom	7,997,725	5,692,726	—	13,690,451
France	3,416,764	8,791,830	—	12,208,594
Taiwan	10,847,530	—	—	10,847,530
Switzerland	—	8,641,644	—	8,641,644
Brazil	8,173,336	—	—	8,173,336
Italy	—	5,537,219	—	5,537,219
U.S. Corporate Bonds	—	1,671,288	—	1,671,288
Investment Companies	2,641,415	—	—	2,641,415
Total	$620,771,874	$30,334,707	$—	$651,106,581
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Equity Income Fund
Notes to Financial Statements  - continued
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and certain preferred stock treated as debt for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

MFS Equity Income Fund
Notes to Financial Statements  - continued
	Year ended 7/31/25	Year ended 7/31/24
Ordinary income (including any short-term capital gains)	$19,575,181	$8,845,154
Long-term capital gains	16,221,535	9,963,001
Total distributions	$35,796,716	$18,808,155
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/25
Cost of investments	$531,935,323
Gross appreciation	145,419,773
Gross depreciation	(26,248,515)
Net unrealized appreciation (depreciation)	$119,171,258
Undistributed ordinary income	2,312,644
Undistributed long-term capital gain	47,692,666
Post-October capital loss deferral	(1,506,938)
Other temporary differences	14,742
Total distributable earnings (loss)	$167,684,372
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 7/31/25	Year ended 7/31/24
Class A	$21,199,414	$11,983,995
Class B	116,470	93,286
Class C	721,253	436,227
Class I	8,497,523	3,627,934
Class R1	51,441	34,380
Class R2	28,032	16,139
Class R3	150,257	98,582
Class R4	193,289	111,520
Class R6	4,839,037	2,406,092
Total	$35,796,716	$18,808,155
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2026. For the year ended July 31, 2025, this management fee reduction amounted to $83,356, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.

MFS Equity Income Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2026. For the year ended July 31, 2025, this reduction amounted to $176,644, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $78,531 for the year ended July 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$907,209
Class B	0.75%	0.25%	1.00%	1.00%	22,047
Class C	0.75%	0.25%	1.00%	1.00%	141,868
Class R1	0.75%	0.25%	1.00%	1.00%	10,295
Class R2	0.25%	0.25%	0.50%	0.50%	2,540
Class R3	—	0.25%	0.25%	0.25%	6,084
Total Distribution and Service Fees					$1,090,043
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended July 31, 2025, this rebate amounted to $66 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2025, were as follows:
Amount
Class A	$4,263
Class B	663
Class C	835
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2025, the fee was $55,332, which equated to 0.0091% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $435,465.

MFS Equity Income Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2025 was equivalent to an annual effective rate of 0.0153% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	4	$86
8/19/2024	Redemption	Class B	3	75
8/19/2024	Redemption	Class C	3	69
8/19/2024	Redemption	Class I	3	74
8/19/2024	Redemption	Class R1	5,439	120,206
8/19/2024	Redemption	Class R3	2	53
8/19/2024	Redemption	Class R4	3	65
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended July 31, 2025, this reimbursement amounted to $15,935, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended July 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $284,745,107 and $239,851,818, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 7/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,948,824	$63,520,632	3,101,771	$62,287,266
Class B	3,329	71,873	4,780	93,468
Class C	123,471	2,674,867	218,490	4,369,980
Class I	3,169,193	68,440,938	3,883,402	77,548,932
Class R1	2,980	64,908	3,330	67,559
Class R2	7,826	171,655	14,447	277,639
Class R3	10,119	220,139	11,997	240,902
Class R4	18,445	396,224	11,023	218,888
Class R6	1,085,851	23,739,004	1,433,421	29,565,902
	7,370,038	$159,300,240	8,682,661	$174,670,536

MFS Equity Income Fund
Notes to Financial Statements  - continued
	Year ended 7/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	979,275	$21,181,577	603,562	$11,974,773
Class B	5,375	116,324	4,706	92,935
Class C	33,323	721,253	22,036	436,190
Class I	387,016	8,379,758	179,816	3,580,512
Class R1	2,371	51,441	1,731	34,380
Class R2	1,292	28,032	813	16,139
Class R3	6,933	150,257	4,966	98,582
Class R4	8,929	193,289	5,616	111,520
Class R6	213,143	4,655,281	116,369	2,330,934
	1,637,657	$35,477,212	939,615	$18,675,965
Shares reacquired
Class A	(2,885,673)	$(61,955,074)	(2,173,108)	$(43,594,065)
Class B	(51,044)	(1,094,059)	(60,817)	(1,214,858)
Class C	(198,443)	(4,330,048)	(295,514)	(5,890,207)
Class I	(1,855,728)	(40,367,127)	(1,643,519)	(33,094,700)
Class R1	(19,386)	(422,047)	(1,103)	(22,467)
Class R2	(3,358)	(72,909)	(3,145)	(61,813)
Class R3	(30,051)	(641,294)	(21,685)	(444,245)
Class R4	(27,691)	(598,927)	(8,536)	(171,794)
Class R6	(1,042,853)	(22,845,546)	(822,745)	(16,417,901)
	(6,114,227)	$(132,327,031)	(5,030,172)	$(100,912,050)
Net change
Class A	1,042,426	$22,747,135	1,532,225	$30,667,974
Class B	(42,340)	(905,862)	(51,331)	(1,028,455)
Class C	(41,649)	(933,928)	(54,988)	(1,084,037)
Class I	1,700,481	36,453,569	2,419,699	48,034,744
Class R1	(14,035)	(305,698)	3,958	79,472
Class R2	5,760	126,778	12,115	231,965
Class R3	(12,999)	(270,898)	(4,722)	(104,761)
Class R4	(317)	(9,414)	8,103	158,614
Class R6	256,141	5,548,739	727,045	15,478,935
	2,893,468	$62,450,421	4,592,104	$92,434,451
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2025, the fund’s commitment fee and interest expense were $2,902 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Equity Income Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended July 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,700,546	$95,608,721	$100,665,431	$(1,945)	$(476)	$2,641,415

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$347,168	$—

MFS Equity Income Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Equity Income Fund and the Board of Trustees of MFS Series Trust VII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Equity Income Fund (the “Fund”) (one of the funds constituting MFS Series Trust VII (the “Trust”)), including the portfolio of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VII) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 15, 2025

MFS Equity Income Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $21,720,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 51.37% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Equity Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Equity Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Equity Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Equity Income Fund
Board Review of Investment Advisory Agreement
MFS Equity Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Equity Income Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Equity Income Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS Intrinsic Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Intrinsic Value Fund
Portfolio of Investments − 7/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Alcoholic Beverages – 0.7%
Diageo PLC	709	$17,314
Pernod Ricard S.A.	122	12,544
		$29,858
Apparel Manufacturers – 0.3%
LVMH Moet Hennessy Louis Vuitton SE	28	$15,055
Brokerage & Asset Managers – 5.4%
Charles Schwab Corp.	1,388	$135,649
CME Group, Inc.	372	103,520
		$239,169
Business Services – 3.6%
Accenture PLC, “A”	195	$52,084
Morningstar, Inc.	99	27,370
TransUnion	522	49,689
Verisk Analytics, Inc., “A”	110	30,658
		$159,801
Computer Software – 16.9%
Autodesk, Inc. (a)	186	$56,378
Cadence Design Systems, Inc. (a)	225	82,028
LiveRamp Holdings, Inc. (a)	185	6,072
Microsoft Corp.	694	370,249
Pegasystems, Inc.	1,152	67,634
PTC, Inc. (a)	170	36,518
Salesforce, Inc.	351	90,674
Synopsys, Inc. (a)	62	39,275
		$748,828
Computer Software - Systems – 1.7%
Capgemini	236	$35,255
Workday, Inc. (a)	172	39,453
		$74,708
Construction – 6.6%
Allegion PLC	292	$48,449
CRH PLC	705	67,292
Ferguson Enterprises, Inc.	238	53,153
Martin Marietta Materials, Inc.	66	37,942
Simpson Manufacturing Co., Inc.	108	19,378
Vulcan Materials Co.	149	40,926
Watsco, Inc.	56	25,249
		$292,389
UIVFS-ANN
1

MFS Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 5.1%
Colgate-Palmolive Co.	1,224	$102,632
Haleon PLC	8,833	41,602
Kenvue, Inc.	3,812	81,729
		$225,963
Electrical Equipment – 2.9%
Emerson Electric Co.	353	$51,365
Hubbell, Inc.	113	49,435
TE Connectivity PLC	136	27,982
		$128,782
Electronics – 6.4%
Analog Devices, Inc.	232	$52,114
Applied Materials, Inc.	158	28,450
KLA Corp.	48	42,193
Lam Research Corp.	372	35,281
Micron Technology, Inc.	243	26,521
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	410	99,064
		$283,623
Energy - Independent – 1.3%
ConocoPhillips	618	$58,920
Energy - Integrated – 0.9%
TotalEnergies SE	704	$41,793
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	116	$35,062
Insurance – 5.6%
Aon PLC	217	$77,189
Arthur J. Gallagher & Co.	144	41,364
Marsh & McLennan Cos., Inc.	246	49,003
Willis Towers Watson PLC	252	79,584
		$247,140
Machinery & Tools – 4.3%
IDEX Corp.	120	$19,621
MSA Safety Inc.	247	43,934
Nordson Corp.	150	32,131
Wabtec Corp.	155	29,768
Watts Water Technologies, “A”	250	65,580
		$191,034
Major Banks – 3.4%
Bank of America Corp.	2,043	$96,573
Resona Holdings, Inc.	3,400	30,873
Wells Fargo & Co.	271	21,851
		$149,297
2

MFS Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.5%
ICON PLC (a)	191	$32,315
Solventum Corp. (a)	572	40,818
Veeva Systems, Inc. (a)	132	37,515
		$110,648
Medical Equipment – 10.1%
Abbott Laboratories	644	$81,266
Agilent Technologies, Inc.	656	75,315
Becton, Dickinson and Co.	524	93,403
Bio-Rad Laboratories, Inc., “A” (a)	160	38,712
Bio-Techne Corp.	1,002	54,840
Danaher Corp.	165	32,532
Envista Holdings Corp. (a)	1,033	19,513
Maravai Lifesciences Holdings, Inc., “A” (a)	675	1,580
Waters Corp. (a)	178	51,399
		$448,560
Other Banks & Diversified Financials – 6.2%
AIB Group PLC	5,720	$44,951
Mastercard, Inc., “A”	130	73,641
Moody's Corp.	124	63,951
Northern Trust Corp.	306	39,780
S&P Global, Inc.	95	52,354
		$274,677
Precious Metals & Minerals – 5.9%
Agnico Eagle Mines Ltd.	250	$31,035
Franco-Nevada Corp.	518	82,515
Royal Gold, Inc.	340	51,483
Wheaton Precious Metals Corp.	1,058	96,760
		$261,793
Real Estate – 1.3%
CBRE Group, Inc., “A” (a)	363	$56,534
Specialty Chemicals – 1.7%
Corteva, Inc.	722	$52,078
RPM International, Inc.	186	21,838
		$73,916
Specialty Stores – 6.3%
Amazon.com, Inc. (a)	936	$219,127
BJ's Wholesale Club Holdings, Inc. (a)	552	58,457
		$277,584
Total Common Stocks (Identified Cost, $3,484,698)		$4,425,134
3

MFS Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $57,033)	57,033	$57,033
Other Assets, Less Liabilities – (1.2)%		(50,987)
Net Assets – 100.0%		$4,431,180

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $57,033 and
$4,425,134, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Intrinsic Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $3,484,698)	$4,425,134
Investments in affiliated issuers, at value (identified cost, $57,033)	57,033
Receivables for
Dividends	1,926
Receivable from investment adviser	21,258
Other assets	40
Total assets	$4,505,391
Liabilities
Payable to affiliates
Administrative services fee	$94
Shareholder servicing costs	447
Distribution and service fees	36
Payable for independent Trustees' compensation	500
Payable for audit and tax fees	65,210
Accrued expenses and other liabilities	7,924
Total liabilities	$74,211
Net assets	$4,431,180
Net assets consist of
Paid-in capital	$3,293,117
Total distributable earnings (loss)	1,138,063
Net assets	$4,431,180
Shares of beneficial interest outstanding	347,131

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,015,247	79,627	$12.75
Class C	262,001	20,857	12.56
Class I	536,178	41,943	12.78
Class R1	73,528	5,854	12.56
Class R2	74,793	5,869	12.74
Class R3	75,435	5,907	12.77
Class R4	74,671	5,836	12.79
Class R6	2,319,327	181,238	12.80

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.53 [100 / 94.25 x $12.75]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Intrinsic Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$56,313
Dividends from affiliated issuers	5,652
Other	7
Foreign taxes withheld	(1,225)
Total investment income	$60,747
Expenses
Management fee	$28,461
Distribution and service fees	6,625
Shareholder servicing costs	2,711
Administrative services fee	17,500
Independent Trustees' compensation	3,003
Custodian fee	5,891
Shareholder communications	6,560
Audit and tax fees	68,396
Legal fees	25
Registration fees	104,698
Miscellaneous	32,764
Total expenses	$276,634
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(239,759)
Net expenses	$36,871
Net investment income (loss)	$23,876
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$311,657
Affiliated issuers	(8)
Foreign currency	46
Net realized gain (loss)	$311,695
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$30,465
Affiliated issuers	(18)
Translation of assets and liabilities in foreign currencies	7
Net unrealized gain (loss)	$30,454
Net realized and unrealized gain (loss)	$342,149
Change in net assets from operations	$366,025
See Notes to Financial Statements
6

MFS Intrinsic Value Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/25	7/31/24
Change in net assets
From operations
Net investment income (loss)	$23,876	$25,791
Net realized gain (loss)	311,695	83,143
Net unrealized gain (loss)	30,454	605,020
Change in net assets from operations	$366,025	$713,954
Total distributions to shareholders	$(118,399)	$(21,250)
Change in net assets from fund share transactions	$(954,392)	$655,523
Total change in net assets	$(706,766)	$1,348,227
Net assets
At beginning of period	5,137,946	3,789,719
At end of period	$4,431,180	$5,137,946
See Notes to Financial Statements
7

MFS Intrinsic Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.06	$10.42	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss)	0.91	1.63	1.05	(0.65)
Total from investment operations	$0.96	$1.68	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.03)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.04)	$(0.03)	$—
Net asset value, end of period (x)	$12.75	$12.06	$10.42	$9.36
Total return (%) (r)(s)(t)(x)	8.04	16.20	11.72	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.85	6.28	7.80	7.90 (a)
Expenses after expense reductions (f)	0.90	0.89	0.89	0.88 (a)
Net investment income (loss)	0.39	0.43	0.39	0.15 (a)
Portfolio turnover rate	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$1,015	$1,339	$678	$154

Class C	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$11.93	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.89	1.62	1.05	(0.65)
Total from investment operations	$0.85	$1.59	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.22)	$—	$—	$—
Net asset value, end of period (x)	$12.56	$11.93	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	7.20	15.38	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.67	7.18	7.99	8.46 (a)
Expenses after expense reductions (f)	1.65	1.64	1.64	1.63 (a)
Net investment income (loss)	(0.36)	(0.30)	(0.37)	(0.59)(a)
Portfolio turnover rate	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$262	$250	$161	$56

See Notes to Financial Statements
8

MFS Intrinsic Value Fund
Financial Highlights - continued
Class I	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.10	$10.44	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	0.91	1.64	1.05	(0.65)
Total from investment operations	$0.98	$1.72	$1.11	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.78	$12.10	$10.44	$9.37
Total return (%) (r)(s)(t)(x)	8.21	16.56	11.93	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.95	6.26	7.60	7.34 (a)
Expenses after expense reductions (f)	0.65	0.64	0.64	0.63 (a)
Net investment income (loss)	0.60	0.70	0.62	0.37 (a)
Portfolio turnover rate	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$536	$1,132	$875	$444

Class R1	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$11.93	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.89	1.62	1.05	(0.65)
Total from investment operations	$0.85	$1.59	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.22)	$—	$—	$—
Net asset value, end of period (x)	$12.56	$11.93	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	7.20	15.38	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.68	7.29	9.14	8.71 (a)
Expenses after expense reductions (f)	1.65	1.64	1.64	1.63 (a)
Net investment income (loss)	(0.37)	(0.29)	(0.37)	(0.59)(a)
Portfolio turnover rate	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$74	$69	$59	$47

See Notes to Financial Statements
9

MFS Intrinsic Value Fund
Financial Highlights - continued
Class R2	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.06	$10.42	$9.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.02	$0.01	$(0.01)
Net realized and unrealized gain (loss)	0.90	1.63	1.06	(0.64)
Total from investment operations	$0.92	$1.65	$1.07	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.01)	$(0.00)(w)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.24)	$(0.01)	$(0.00)	$—
Net asset value, end of period (x)	$12.74	$12.06	$10.42	$9.35
Total return (%) (r)(s)(t)(x)	7.73	15.87	11.49	(6.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.18	6.78	8.64	8.21 (a)
Expenses after expense reductions (f)	1.15	1.14	1.14	1.13 (a)
Net investment income (loss)	0.13	0.20	0.12	(0.11)(a)
Portfolio turnover rate	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$75	$69	$60	$47

Class R3	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.08	$10.43	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.05	$0.03	$0.01
Net realized and unrealized gain (loss)	0.91	1.64	1.06	(0.65)
Total from investment operations	$0.96	$1.69	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.02)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.04)	$(0.02)	$—
Net asset value, end of period (x)	$12.77	$12.08	$10.43	$9.36
Total return (%) (r)(s)(t)(x)	8.05	16.22	11.71	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.93	6.53	8.38	7.95 (a)
Expenses after expense reductions (f)	0.90	0.89	0.89	0.88 (a)
Net investment income (loss)	0.38	0.45	0.38	0.13 (a)
Portfolio turnover rate	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$75	$70	$60	$47

See Notes to Financial Statements
10

MFS Intrinsic Value Fund
Financial Highlights - continued
Class R4	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.10	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	0.91	1.63	1.06	(0.65)
Total from investment operations	$0.99	$1.71	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.79	$12.10	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	8.30	16.45	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.68	6.28	8.13	7.70 (a)
Expenses after expense reductions (f)	0.65	0.64	0.64	0.63 (a)
Net investment income (loss)	0.63	0.71	0.63	0.39 (a)
Portfolio turnover rate	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$75	$69	$59	$47

Class R6	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.11	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	0.91	1.64	1.06	(0.65)
Total from investment operations	$0.99	$1.72	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.80	$12.11	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	8.32	16.57	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.64	6.26	8.12	7.69 (a)
Expenses after expense reductions (f)	0.62	0.62	0.62	0.62 (a)
Net investment income (loss)	0.66	0.73	0.64	0.40 (a)
Portfolio turnover rate	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$2,319	$2,141	$1,837	$1,639

See Notes to Financial Statements
11

MFS Intrinsic Value Fund
Financial Highlights - continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 8, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Intrinsic Value Fund
Notes to Financial Statements
(1) Business and Organization
MFS Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
13

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,876,373	$—	$—	$3,876,373
Canada	210,310	—	—	210,310
France	77,048	27,599	—	104,647
Taiwan	99,064	—	—	99,064
United Kingdom	—	58,916	—	58,916
Ireland	—	44,951	—	44,951
Japan	—	30,873	—	30,873
Investment Companies	57,033	—	—	57,033
Total	$4,319,828	$162,339	$—	$4,482,167
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
14

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended July 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 7/31/25	Year ended 7/31/24
Ordinary income (including any short-term capital gains)	$27,650	$21,250
Long-term capital gains	90,749	—
Total distributions	$118,399	$21,250
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/25
Cost of investments	$3,596,954
Gross appreciation	1,081,195
Gross depreciation	(195,982)
Net unrealized appreciation (depreciation)	$885,213
Undistributed ordinary income	9,404
Undistributed long-term capital gain	243,436
Other temporary differences	10
Total distributable earnings (loss)	$1,138,063
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
15

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
	Year ended 7/31/25	Year ended 7/31/24
Class A	$25,444	$3,885
Class C	4,428	—
Class I	28,504	5,577
Class R1	1,278	—
Class R2	1,401	71
Class R3	1,578	211
Class R4	1,724	347
Class R6	54,042	11,159
Total	$118,399	$21,250
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion and up to $10 billion	0.42%
In excess of $10 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2026. For the year ended July 31, 2025, this management fee reduction amounted to $651, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2025 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.94%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.62%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2026. For the year ended July 31, 2025, this reduction amounted to $239,108, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $61 for the year ended July 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
16

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,948
Class C	0.75%	0.25%	1.00%	1.00%	2,450
Class R1	0.75%	0.25%	1.00%	1.00%	696
Class R2	0.25%	0.25%	0.50%	0.50%	353
Class R3	—	0.25%	0.25%	0.25%	178
Total Distribution and Service Fees					$6,625
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended July 31, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the year ended July 31, 2025.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2025, the fee was $1,225, which equated to 0.0258% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,486.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2025 was equivalent to an annual effective rate of 0.3689% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 15,113 shares of Class A for an aggregate amount of $181,661.
At July 31, 2025, MFS held 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R6.
(4) Portfolio Securities
For the year ended July 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $1,679,445 and $2,583,401, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
17

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
	Year ended 7/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	20,716	$249,691	55,919	$604,894
Class C	1,102	12,971	7,824	82,740
Class I	2,391	29,182	12,634	135,701
	24,209	$291,844	76,377	$823,335
Shares issued to shareholders in reinvestment of distributions
Class A	2,067	$25,444	363	$3,885
Class C	363	4,428	—	—
Class I	2,312	28,504	520	5,577
Class R1	106	1,278	—	—
Class R2	114	1,401	6	71
Class R3	127	1,578	20	211
Class R4	139	1,724	33	347
Class R6	4,383	54,042	1,041	11,159
	9,611	$118,399	1,983	$21,250
Shares reacquired
Class A	(54,170)	$(651,701)	(10,344)	$(120,616)
Class C	(1,530)	(18,091)	(2,435)	(28,499)
Class I	(56,286)	(694,843)	(3,410)	(39,947)
	(111,986)	$(1,364,635)	(16,189)	$(189,062)
Net change
Class A	(31,387)	$(376,566)	45,938	$488,163
Class C	(65)	(692)	5,389	54,241
Class I	(51,583)	(637,157)	9,744	101,331
Class R1	106	1,278	—	—
Class R2	114	1,401	6	71
Class R3	127	1,578	20	211
Class R4	139	1,724	33	347
Class R6	4,383	54,042	1,041	11,159
	(78,166)	$(954,392)	62,171	$655,523
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2025, the fund’s commitment fee and interest expense were $23 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
18

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended July 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$192,529	$1,394,802	$1,530,272	$(8)	$(18)	$57,033

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,652	$—
19

MFS Intrinsic Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Intrinsic Value Fund and the Board of Trustees of MFS Series Trust VII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Intrinsic Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust VII (the “Trust”)), including the portfolio of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from February 8, 2022 (commencement of operations) through July 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VII) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from February 8, 2022 (commencement of operations) through July 31, 2022, in conformity with U.S generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 15, 2025
20

MFS Intrinsic Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $147,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Intrinsic Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Intrinsic Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Intrinsic Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS Intrinsic Value Fund
Board Review of Investment Advisory Agreement
MFS Intrinsic Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2024.  The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on February 8, 2022, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
23

MFS Intrinsic Value Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees also considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $5 billion, and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
24

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   September 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  September 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  September 15, 2025

*  Print name and title of each signing officer under his or her signature.